Other Long Term Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred credit	$ 20,788	$ 20,788
Other income tax payable	118	227
Severance accruals	6,848	4,410
Other non-current non-financial liabilities	$ 27,754	$ 25,425
Number of shares issuable upon conversion of convertible debenture (shares)	363,854